Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue Recognition
Schedule of disaggregation of revenue

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Collaborative revenue
CSL Vifor (KORSUVA injection profit sharing)	$1,298	$1,932	$2,086	$10,092
Maruishi	—	539	—	539
Total collaborative revenue	$1,298	$2,471	$2,086	$10,631
Commercial supply revenue
CSL Vifor (KORSUVA injection)	$—	$1,252	$640	$5,843
Total commercial supply revenue	$—	$1,252	$640	$5,843
License and milestone fees
Maruishi	$—	$910	$—	$910
Total license and milestone fees	$—	$910	$—	$910
Royalty revenue
CSL Vifor (Kapruvia ex-U.S.)	$—	$167	$—	$415
Total royalty revenue	$—	$167	$—	$415
Clinical compound revenue
Maruishi	$—	$66	$84	$165
Total clinical compound revenue	$—	$66	$84	$165
Other revenue (non-cash)
CSL Vifor (Kapruvia ex-U.S.)	$435	$—	$1,084	$—
Maruishi	823	—	1,788	—
Total other revenue	$1,258	$—	$2,872	$—

	Year Ended December 31,
	2023	2022	2021
Collaborative revenue
CSL Vifor (KORSUVA injection profit sharing)	$12,397	$16,572	$—
Maruishi	539	—	706
Total collaborative revenue	$12,936	$16,572	$706
Commercial supply revenue
CSL Vifor* (KORSUVA injection)	$5,843	$10,223	$701
Total commercial supply revenue	$5,843	$10,223	$701
License and milestone fees
CSL Vifor*	$—	$15,000	$20,031
Maruishi	910	—	1,192
Total license and milestone fees	$910	$15,000	$21,223
Royalty revenue
CSL Vifor (Kapruvia ex U.S.)	$415	$72	$—
Total royalty revenue	$415	$72	$—
Clinical compound revenue
CSL Vifor* (difelikefalin injection)	$—	$—	$361
Maruishi	165	—	37
Total clinical compound revenue	$165	$—	$398
Other revenue (non-cash)
CSL Vifor (Kapruvia ex U.S.)	$284	$—	$—
Maruishi	415	—	—
Total other revenue	$699	$—	$—

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* Includes amounts earned from Vifor Fresenius Medical Care Renal Pharma Ltd. and Vifor International prior to Vifor International’s assignment of its rights and obligations to Vifor Fresenius Medical Care Renal Pharma Ltd. in May 2022.